Schedule of provision for income tax (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (9,755)	$ (12,869)	$ (4,960)	$ (1,240)
Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	(730)	(963)	(843)	(211)
Reconciling items:
Non-deductible expenses	137	181	51	47
Government grant not subject to tax	(5)	(7)	(33)	(11)
Valuation allowance for tax losses	590	778	828	179
Others	8	11	(3)	(4)
Tax charge